RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	3 Months Ended
Mar. 31, 2021
Presentation of leases for lessee [abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

3.RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

Right-of-use assets	Cost	Accumulated amortization	Net Book Value
Balance at January 1, 2021	$975	$(108)	$867
Amortization	-	(54)	(54)
Balance at March 31, 2021	$975	$(162)	$813

Lease liabilities	Net Book Value
Balance at January 1, 2021	$917
Repayments	(44)
Interest expense	14
Balance at March 31, 2021	$887